UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 8.7%
31,909		Australia & New Zealand Banking Group Ltd.	$668,243	1.2
42,582		Coca-Cola Amatil Ltd.	301,728	0.5
136,511		Incitec Pivot Ltd.	316,702	0.6
70,381		Insurance Australia Group Ltd.	289,774	0.5
141,820	@	Metcash Ltd.	216,234	0.4
211,582		Nine Entertainment Co. Holdings Ltd.	144,143	0.3
28,345		QBE Insurance Group Ltd.	233,612	0.4
11,684		Rio Tinto Ltd.	494,141	0.9
47,892		Santos Ltd.	141,018	0.3
164,491		Sigma Pharmaceuticals Ltd.	149,561	0.3
145,606		Spark Infrastructure Group	241,664	0.4
81,462		Stockland	259,913	0.5
32,214		Suncorp Group Ltd.	296,854	0.5
116,603		Vicinity Centres	250,916	0.5
32,845		Westpac Banking Corp.	759,429	1.4
			4,763,932	8.7

		Austria: 0.4%
7,732		Erste Bank der Oesterreichischen Sparkassen AG	214,260	0.4

		Belgium: 0.5%
3,623		Ageas	135,067	0.3
4,417	@	Ontex Group NV	119,862	0.2
			254,929	0.5

		China: 12.9%
7,615	@	Alibaba Group Holding Ltd. ADR	715,962	1.3
45,500		Beijing Enterprises Holdings Ltd.	210,289	0.4
838,000		China BlueChemical Ltd.	191,455	0.3
980,380		China Construction Bank	730,930	1.3
61,000		China Mobile Ltd.	666,179	1.2
116,000		China Overseas Land & Investment Ltd.	334,087	0.6
1		China Overseas Property Holdings Ltd.	–	–
397,400		China Petroleum & Chemical Corp.	284,967	0.5
160,000		China Resources Power Holdings Co.	263,041	0.5
195,030		China State Construction International Holdings Ltd.	314,600	0.6
280,000		China Unicom Hong Kong Ltd.	339,397	0.6
296,000		COSCO Pacific Ltd.	309,487	0.6
670,000		Datang International Power Generation Co., Ltd.	180,079	0.3
35,500		Hengan International Group Co., Ltd.	279,607	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
886,123		Industrial & Commercial Bank of China	$541,496	1.0
418,000		Lenovo Group Ltd.	258,566	0.5
604,500		Parkson Retail Group Ltd.	62,337	0.1
366,000		PetroChina Co., Ltd.	249,712	0.5
100,000		Shanghai Industrial Holdings Ltd.	281,462	0.5
115,000		Shanghai Pharmaceuticals Holding Co. Ltd.	287,464	0.5
206,500		Shimao Property Holdings Ltd.	269,597	0.5
298,000		Zhejiang Expressway Co., Ltd.	318,205	0.6
			7,088,919	12.9

		Denmark: 0.5%
201		AP Moller - Maersk A/S - Class B	265,524	0.5

		Finland: 0.2%
31,188		Nokia OYJ - Finland	133,853	0.2

		France: 8.6%
26,686		AXA S.A.	627,187	1.1
7,186		BNP Paribas	416,491	0.8
15,931		Carrefour S.A.	372,813	0.7
3,938		Casino Guichard Perrachon S.A.	178,965	0.3
8,072		Cie de Saint-Gobain	349,647	0.6
5,773		Eutelsat Communications	103,781	0.2
29,082		Orange SA	423,501	0.8
44,104		Engie SA	543,038	1.0
2,572		Danone	161,097	0.3
1,012		LVMH Moet Hennessy Louis Vuitton SE	183,795	0.3
5,327		Sanofi	429,337	0.8
10,297		Total S.A.	490,938	0.9
6,610		Vinci S.A.	428,095	0.8
			4,708,685	8.6

		Germany: 5.7%
2,483		Bayer AG	233,833	0.4
4,678		Daimler AG	310,711	0.6
4,621	@	Deutsche Boerse AG	373,439	0.7
21,311		Deutsche Post AG	665,015	1.2
24,557		Deutsche Telekom AG	386,460	0.7
1,865		Linde AG	313,315	0.6
2,807		Muenchener Rueckversicherungs-Gesellschaft AG	511,391	0.9
4,574		ProSiebenSat.1 Media SE	156,541	0.3
2,154		SAP SE	179,890	0.3
			3,130,595	5.7

		Hong Kong: 2.8%
110,040		AIA Group Ltd.	670,043	1.2
28,993		CLP Holdings Ltd.	282,846	0.5

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
2,470,000	@	Emperor Watch & Jewellery Ltd.	$87,734	0.2
840,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	280,385	0.5
433		Link REIT	2,978	0.0
57,400		Television Broadcasts Ltd.	204,510	0.4
			1,528,496	2.8

		India: 4.1%
55,564		Coal India Ltd.	250,110	0.4
49,457		GAIL India Ltd.	306,606	0.6
76,866		ICICI Bank Ltd.	298,188	0.5
80,906		ITC Ltd.	274,992	0.5
130,806		NTPC Ltd.	311,561	0.6
113,600	@	Punjab National Bank	228,375	0.4
17,727		Reliance Industries Ltd.	256,087	0.5
56,610		Tata Steel Ltd.	342,047	0.6
			2,267,966	4.1

		Indonesia: 0.4%
182,700		Indo Tambangraya Megah PT	215,313	0.4

		Italy: 1.9%
128,914		Enel S.p.A.	520,511	1.0
9,922		ENI S.p.A.	138,819	0.3
77,410		Intesa Sanpaolo SpA - ISP	170,589	0.3
7,911		Prysmian S.p.A.	188,941	0.3
			1,018,860	1.9

		Malaysia: 1.4%
358,828		Berjaya Sports Toto BHD	251,485	0.5
263,000		CIMB Group Holdings Bhd	268,569	0.5
351,800		IJM Corp. Bhd	254,128	0.4
			774,182	1.4

		Netherlands: 2.5%
13,934	#	ABN AMRO Group NV	301,082	0.6
5,713		Koninklijke DSM NV	346,875	0.6
27,257		Royal Dutch Shell PLC - Class B	724,823	1.3
			1,372,780	2.5

		Norway: 0.2%
8,197		Statoil ASA	142,116	0.2

		Singapore: 0.6%
234,700		First Resources Ltd.	311,692	0.6

		South Korea: 5.7%
33,332		DGB Financial Group, Inc.	272,711	0.5
14,253		Hite Jinro Co. Ltd.	265,157	0.5
10,399		Hyundai Marine & Fire Insurance Co., Ltd.	323,798	0.6
7,000		Korea Electric Power Corp.	277,733	0.5
11,039		KT Corp.	281,456	0.5
9,005		LG Display Co., Ltd.	215,459	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
1,589		POSCO	$340,197	0.6
552		Samsung Electronics Co., Ltd.	821,473	1.5
8,322		Shinhan Financial Group Co., Ltd.	313,602	0.6
			3,111,586	5.7

		Spain: 3.1%
25,379		Abertis Infraestructuras S.A.	338,602	0.6
12,536		ACS Actividades de Construccion y Servicios S.A.	368,640	0.7
27,078		Banco Santander SA	123,696	0.2
20,838		Banco Bilbao Vizcaya Argentaria S.A.	128,313	0.3
9,956		Ebro Foods SA	201,719	0.4
19,675		Prosegur Cia de Seguridad SA	122,226	0.2
47,715		Telefonica S.A.	397,473	0.7
			1,680,669	3.1

		Sweden: 2.4%
13,062		Telefonaktiebolaget LM Ericsson	67,037	0.1
6,653		Svenska Cellulosa AB SCA	177,262	0.3
34,293		Svenska Handelsbanken AB	475,939	0.9
58,809		Telia Co. AB	220,974	0.4
33,258		Volvo AB - B Shares	355,614	0.7
			1,296,826	2.4

		Switzerland: 6.5%
8,760		Credit Suisse Group AG	116,518	0.2
9,829		LafargeHolcim Ltd.	519,934	0.9
6,114		Julius Baer Group Ltd.	269,566	0.5
4,801		Nestle S.A.	323,101	0.6
9,351		Novartis AG	644,488	1.2
2,955		Roche Holding AG	657,698	1.2
57		SGS S.A.	114,302	0.2
28,198		UBS Group AG	448,333	0.8
1,820		Zurich Insurance Group AG	476,842	0.9
			3,570,782	6.5

		Taiwan: 4.0%
25,000		Catcher Technology Co., Ltd.	181,088	0.3
341,000		Cathay Financial Holding Co., Ltd.	499,616	0.9
600,782		CTBC Financial Holding Co. Ltd.	329,125	0.6
27,612		MediaTek, Inc.	191,187	0.4
107,000		Quanta Computer, Inc.	198,788	0.4
106,399		Taiwan Semiconductor Manufacturing Co., Ltd.	611,840	1.1
94,000	@	TPK Holding Co. Ltd.	158,174	0.3
			2,169,818	4.0

		Thailand: 0.3%
14,900		PTT PCL-Foreign	146,577	0.3

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 11.8%
2,628	AstraZeneca PLC	$135,969	0.2
59,342	Aviva PLC	331,711	0.6
128,389	Barclays PLC	345,698	0.6
22,852	BP PLC	132,566	0.2
8,905	Diageo PLC	222,650	0.4
6,663	easyJet PLC	82,499	0.2
39,003	GlaxoSmithKline PLC	727,833	1.3
30,006	HSBC Holdings PLC (GBP)	237,845	0.4
42,800	HSBC Holdings PLC (HKD)	338,152	0.6
131,035	J Sainsbury PLC	378,469	0.7
97,541	Kingfisher PLC	429,148	0.8
15,177	Land Securities Group PLC	184,095	0.3
257,455	Lloyds Banking Group Plc	185,944	0.3
63,141	Marks & Spencer Group PLC	259,113	0.5
76,353	Mitie Group PLC	195,958	0.4
8,060	Rio Tinto PLC	304,113	0.6
13,237	Rolls-Royce Holdings PLC	111,893	0.2
608,902	@ Rolls-Royce Holdings PLC - C shares	762	0.0
12,105	SSE PLC	223,002	0.4
11,055	Smiths Group PLC	194,985	0.4
12,035	Tate & Lyle PLC	101,720	0.2
21,839	UBM PLC	194,752	0.4
5,368	Unilever PLC	213,546	0.4
206,515	Vodafone Group PLC	498,888	0.9
2,332	Whitbread PLC	100,969	0.2
15,615	WPP PLC	333,021	0.6
		6,465,301	11.8

	United States: 12.3%
15,774	AT&T, Inc.	609,350	1.1
21,284	Cisco Systems, Inc.	634,689	1.2
18,451	Coach, Inc.	671,432	1.2
15,257	Coca-Cola Co.	615,620	1.1
5,306	Cummins, Inc.	752,285	1.4
11,556	Dow Chemical Co.	643,900	1.2
10,177	JPMorgan Chase & Co.	815,890	1.5
10,252	Merck & Co., Inc.	627,320	1.1
6,496	Occidental Petroleum Corp.	463,554	0.9
2,523	Simon Property Group, Inc.	453,257	0.8
7,502	Valero Energy Corp.	461,823	0.8
		6,749,120	12.3

	Total Common Stock
	(Cost $61,285,006)	53,382,781	97.5

PREFERRED STOCK: 1.2%
	South Korea: 1.2%
856	Hyundai Motor Co.	70,127	0.1
2,271	Hyundai Motor Co.- Series 2	192,875	0.4
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: (continued)
317	Samsung Electronics Co., Ltd. - Pref	$366,488	0.7

	Total Preferred Stock
	(Cost $469,879)	629,490	1.2

	Total Long-Term Investments
	(Cost $61,754,885)	54,012,271	98.7

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
1,004,618	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $1,004,618)	1,004,618	1.8

	Total Short-Term Investments
	(Cost $1,004,618)	1,004,618	1.8

	Total Investments in Securities (Cost $62,759,503)	$55,016,889	100.5
	Liabilities in Excess of Other Assets	(248,898)	(0.5)
	Net Assets	$54,767,991	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $62,769,028.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,470,093
Gross Unrealized Depreciation	(10,222,232)

Net Unrealized Depreciation	$(7,752,139)

Sector Diversification	Percentage of Net Assets
Financials	25.0%
Industrials	11.5
Information Technology	8.7
Consumer Staples	8.6
Energy	7.5
Telecommunication Services	7.4
Consumer Discretionary	7.1
Health Care	7.0
Materials	6.9
Utilities	5.8
Real Estate	3.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,763,932	$–	$4,763,932
Austria	–	214,260	–	214,260
Belgium	–	254,929	–	254,929
China	715,962	6,372,957	–	7,088,919
Denmark	–	265,524	–	265,524
Finland	–	133,853	–	133,853
France	–	4,708,685	–	4,708,685
Germany	373,439	2,757,156	–	3,130,595
Hong Kong	–	1,528,496	–	1,528,496
India	–	2,267,966	–	2,267,966
Indonesia	–	215,313	–	215,313
Italy	–	1,018,860	–	1,018,860
Malaysia	251,485	522,697	–	774,182
Netherlands	–	1,372,780	–	1,372,780
Norway	–	142,116	–	142,116
Singapore	–	311,692	–	311,692
South Korea	–	3,111,586	–	3,111,586
Spain	–	1,680,669	–	1,680,669
Sweden	–	1,296,826	–	1,296,826
Switzerland	–	3,570,782	–	3,570,782
Taiwan	–	2,169,818	–	2,169,818
Thailand	–	146,577	–	146,577
United Kingdom	–	6,465,301	–	6,465,301
United States	6,749,120	–	–	6,749,120
Total Common Stock	8,090,006	45,292,775	–	53,382,781
Preferred Stock	–	629,490	–	629,490
Short-Term Investments	1,004,618	–	–	1,004,618
Total Investments, at fair value	$9,094,624	$45,922,265	$–	$55,016,889
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(368,991)	$–	$(368,991)
Total Liabilities	$–	$(368,991)	$–	$(368,991)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

At November 30, 2016, the following over-the-counter written options were outstanding for Voya International High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
800	Morgan Stanley & Co. International PLC	Call on S&P/ASX 200 Index	5,168.563	AUD	12/01/16	$52,324	$(160,364)
1,610	Goldman Sachs International	Call on EURO STOXX 50® Index	2,972.930	EUR	12/01/16	119,896	(133,641)
630	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	6,773.767	GBP	12/01/16	95,080	(22,483)
700	Goldman Sachs International	Call on Hang Seng Index	22,675.650	HKD	12/01/16	40,479	(14,029)
8,300,000	Merrill Lynch International	Call on Korea Stock Exchange KOSPI 200 Index	253.397	KRW	12/01/16	27,012	(9,013)
5,400	Morgan Stanley & Co. International PLC	Call on Taiwan Stock Exchange Weighted Index	9,066.828	TWD	12/01/16	$24,745	$(29,461)
		Total Written OTC Options				$359,536	$(368,991)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$368,991
Total Liability Derivatives		$368,991

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	Goldman Sachs International	Merrill Lynch International	Morgan Stanley & Co. International PLC	Totals
Liabilities:
Written options	$147,670	$9,013	$212,308	$368,991
Total Liabilities	$147,670	$9,013	$212,308	$368,991

Net OTC derivative instruments by counterparty, at fair value	$(147,670)	$(9,013)	$(212,308)	(368,991)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(147,670)	$(9,013)	$(212,308)	$(368,991)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017